Intangibles	12 Months Ended
Dec. 31, 2021
DocGo Inc. and Subsidiaries [Member]
Intangibles [Line Items]
Intangibles

6. Intangibles

The Company recorded amortization expense of $1,845,193 and $1,451,214 as of December 31, 2021 and 2020, respectively.

	December 31, 2021
	Estimated Useful Life (Years)	Gross Carrying Amount	Additions	Accumulated Amortization	Net Carrying Amount
Patents	15 years	$19,275	$29,393	$(6,367)	$42,301
Computer software	5 years	132,816	161,331	(219,388)	74,759
Operating licenses	Indefinite	8,375,514	—	—	8,375,514
Internally developed software	4 – 5 years	2,146,501	3,867,012	(3,828,038)	2,185,475
		$10,674,106	$4,057,736	$(4,053,793)	$10,678,049
	December 31, 2020
	Estimated Useful Life (Years)	Gross Carrying Amount	Additions	Accumulated Amortization	Net Carrying Amount
Patents	15 years	$17,197	$6,185	$(4,107)	$19,275
Computer software	5 years	279,249	14,899	(161,332)	132,816
Operating licenses	Indefinite	8,175,514	200,000	—	8,375,514
Internally developed software	4 – 5 years	2,256,001	1,933,661	(2,043,161)	2,146,501
		$10,727,961	$2,154,745	$(2,208,600)	$10,674,106

Future amortization expense at December 31, 2021 for the next five years and in the aggregate are as follows:

Amortization Expense
2022	$1,261,541
2023	685,914
2024	186,282
2025	139,474
2026	3,245
Thereafter	26,079
Total	$2,302,535